State Street Bridgewater All Weather ETF Investment Objectives and Goals - State Street Bridgewater All Weather ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund SummaryState Street® Bridgewater® All Weather® ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street Bridgewater All Weather ETF (the “Fund”) seeks to achieve long term capital appreciation.